Drinker Biddle & Reath LLP

191 North Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

May 3, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	The Stratton Funds, Inc.
Registration Nos. 33-57166 and 811-7434

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 31 under the Securities Act of 1933 and Post-Effective Amendment No. 33 under the Investment Company Act of 1940. These amendments were filed pursuant to Rule 485(b) and transmitted electronically on April 30, 2013.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams

David L. Williams

Cc: Michelle A. Whalen